Dispositions - Schedule of Fair Value of Consideration Received and Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Consideration Received and Receivable [Abstract]
IPO Share consideration	$ 1,463,518	$ 1,463,518
Indemnification Clause	$ 143,974	$ 143,974